SENIOR SECURED CONVERTIBLE PROMISSORY NOTE (Details Narrative) - USD ($)			12 Months Ended
	Dec. 20, 2022	Sep. 02, 2022	Mar. 31, 2023	Mar. 31, 2022	Oct. 13, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount			$ 1,485,000
Principal amount		$ 200,000			$ 25,000
Debt instrument, interest rate	12.00%	12.00%			7.50%
Debt instrument, interest rate	18.00%
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, par value		1 year
Assets			$ 12,319,544	$ 11,497,789
Derivative liabilities			10,483,371
Amortization of original issue discount			60,636
Interest expense			336,151
InterestExpense			56,010
Accured expense			$ 39,343
Number of shares issued			205.8726308
Stock based compensation			$ 3,167,772	$ 120,675
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount	$ 1,500,000
Percentage of issued purchaser	10.00%
Principal amount	$ 1,666,666.67
Common stock, par value	$ 1.00
Percentage of conversion price	70.00%
Common stock, par value	10 days
Percentage of original principal amount	120.00%
Percentage of reduction principal amount	100.00%
Percentage of outstanding principal amount	120.00%
Debt Instrument, Description	(i) a change of control or sale of assets, (ii) a sale by the Company of equity or debt securities for gross proceeds to the Company of at least $5 million, and (iii) upon the maturity of the Note. The Company paid $516,667 in April through June 2023, and the Note is currently in good standing
Proceeds from Issuance of Debt	$ 5,000,000
Derivative liabilities	$ 923,956
Fair value of derivative liability			389,058
Amortization of original issue discount			60,636
Interest expense			$ 336,151
Securities Purchase Agreement [Member] | Secured Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding principal amount	125.00%
Assets	$ 100,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 1.00
Common stock, par value	90 days
Number of shares issued	1,666,667
Stock issued during period, value new issues	$ 1,666,666.67
Stock based compensation	$ 1,666,667